BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)						10 Months Ended	12 Months Ended
	Dec. 16, 2024	Oct. 07, 2024	Oct. 10, 2023	Jun. 08, 2023	Mar. 15, 2023	Dec. 31, 2023	Dec. 31, 2024	Mar. 16, 2025	Jul. 30, 2024	Jul. 08, 2024	May 02, 2024	Jan. 10, 2024	Nov. 30, 2023	Nov. 21, 2023	Feb. 28, 2023
Property, Plant and Equipment [Line Items]
Net loss						$ 3,793,585	$ 23,753,863
Accumulated deficit						3,793,585	52,618,948
Stockholders equity					$ (90)	3,734,762	19,385,784						$ 3,734,762
Cash							912,574
Other investments							10,075,002
Trust account proceeds net							1,564,086
Shares value					90		268,998
Proceeds from issuance of common stock						$ 87	$ 260,927
Common stock, par value						$ 0.0001	$ 0.0001			$ 0.0001
Exercise price							$ 11.50
Interest rate							6.00%
Deferred cost							$ 116,121
Non-refundable Payment			$ 75,000	$ 25,000
Debt instrument, face amount												$ 1,562,030
Non-refundable extension payment									$ 33,333		$ 33,333
Payments for land	$ 1,497,949
Cost	2,585					$ 44,186	6,679
Land	$ 75,950
Capital project costs						100,000	3,320,403
Rent expense						24,425	31,242
Other transaction costs						450,113
Legal And Professional Consulting Services [Member]
Property, Plant and Equipment [Line Items]
Cost						75,136
Two Borrowers [Member]
Property, Plant and Equipment [Line Items]
Promissory note receivable							$ 502,838
Interest rate							23.50%
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life							5 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life							3 years
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Shares of common stock value							$ 550,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value							$ 0.0001
Exercise price							$ 1.30
Stock Issued During Period, Shares, New Issues							4,792,000
Sale of Stock, Price Per Share							$ 1.20
Proceeds from Issuance Initial Public Offering							$ 5,750,400
Deferred cost						1,005,109	6,496,114
Equity classified instruments							$ 7,501,223
IPO [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Exercise price								$ 0.62
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								4,792,000
IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							4,792,000
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net loss
Stockholders equity					(4,142)	$ (4,023)	(4,603)						$ (87)
Shares value					$ 90		$ 6
Stock Issued During Period, Shares, New Issues					9,000,000		55,826
Sale of Stock, Price Per Share														$ 12.00
Inducement Warrants [Member] | IPO [Member] | Maximum [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								9,584,000
Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Shares value		$ 50,000,000
Purchase Agreement [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Shares value							$ 55,826
Proceeds from issuance of common stock							260,927
Bridge Agreement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from investors							3,550,000
Purchase Agreements [Member]
Property, Plant and Equipment [Line Items]
Proceeds from investors							$ 425,000
Common stock, par value							$ 0.0001
Purchase Agreements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Shares of common stock value							$ 550,000
Purchase Agreements [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Exercise price							$ 11.50